Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
As of the indicated dates, the principal amount of Hagerty’s debt consisted of the following:

	December 31,
	2021	2020
	in thousands
Credit Facility	$135,500	$68,000
Note payable	1,000	2,000

Total debt outstanding	$136,500	$70,000

Less: current portion	(1,000)	(1,000)

Total long-term debt outstanding	$135,500	$69,000

Schedule of Maturities of Long-term Debt	Aggregate annual maturities of long-term debt at December 31, 2021 are as follows (in thousands):

Year ending December 31,
2022	$1,000
2023	—
2024	—
2025	—
2026	135,500

Total	$136,500